Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 28,949,873	$ 49,097,436	$ 30,063,878
Operating expenses
Voyage expenses	610,292	762,229	1,127,878
Loss on inventories (Note 13)	101,756
Operating lease expenses (Note 9)	9,867,091	8,077,834	3,515,026
Charter-in expenses (Note 9)	1,320,063	10,505,532	3,412,929
General and administrative expenses	12,899,599	10,099,716	5,060,145
Amortization of intangible asset (Note 15)	20,672
Depreciation expenses	39,874	12,828	21,099
Loss on sale of vehicle (Note 4)			8,332
Total operating expenses	24,859,347	29,458,139	13,145,409
Operating Income (Loss)	4,090,526	19,639,297	16,918,469
Other (income) expense:
Interest income, net	428,829	938,342	7,717
Interest income, related parties (Note 3)	77,308
Finance costs (Note 12 and 15)	(1,832,995)	(1,368,613)	(751,431)
Finance costs, related party (Note 3 and 12)	(77,117)	(4,833)	0
Share of loss from joint venture (Note 16)	(859,400)
Other income, net	250,468
Foreign exchange (losses)/ gains	(164,168)	350,005	6,194
Other expenses, net	(2,177,075)	(85,099)	(737,520)
Net income (loss)	$ 1,913,451	$ 19,554,198	$ 16,180,949
Earnings per Share (Note 17):
Basic	$ 19,931.78	$ 203,689.56	$ 168,551.55
Diluted	$ 19,931.78	$ 203,689.56	$ 168,551.55
Weighted-average shares outstanding
Basic	96	96	96
Diluted	96	96	96
Trade Revenues
Revenues
Total revenues	$ 3,334,142	$ 4,930,274	$ 3,924,994
Trade Revenues Related Parties
Revenues
Total revenues	9,764,800	13,788,955	10,447,600
Voyage and Time Charter Revenues
Revenues
Total revenues	15,180,700	21,968,679	9,467,373
Syndication Income Related Party
Revenues
Total revenues	$ 670,231	$ 8,409,528	$ 6,223,911